SCHEDULE OF AMORTIZATION AMOUNT OF INTANGIBLE ASSET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 5,770,320
2026	4,343,099
2027	1,596,898
2028	975,250
2029	757,085
Thereafter	768,172
Total	$ 14,210,824	$ 12,845,387